Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense	$ 0	$ 5	$ 0	$ 351	$ 351	$ 0
Current income tax expense (benefit)					400	0
Deferred tax assets, valuation allowance					40,421	39,611
Operating loss carry forwards					1,800	100
Deferred tax assets, operating loss carry forwards					29,829	32,969
Deferred tax assets, tax credit carry forwards					$ 6,252	$ 6,248
Percentage of elimination of NOL limitation for tax period					80.00%	80.00%	80.00%
Unrecognized tax benefits, income tax penalties and interest expense					$ 0	$ 0
Balance of unrecognized tax benefits					$ 6,200
Indefinitely Period [Member]
Tax credit carry forward expiration period					2034 years
Research Tax Credit Carryforward [Member]
Operating loss carry forwards					$ 36,600
Deferred tax assets, operating loss carry forwards					600
Deferred tax assets, tax credit carry forwards					100
Tax credit carry forward, amount					3,300
Research Tax Credit Carryforward [Member] | Indefinitely Period [Member]
Tax credit carry forward, amount					78,400
Federal Tax Authority [Member]
Operating loss carry forwards					141,200
Tax credit carry forward, amount					7,400
Federal Tax Authority [Member] | Indefinitely Period [Member]
Operating loss carry forwards					$ 62,800